Supplemental Cash Flow Disclosure - Summary of Supplemental Cash Flow Disclosure - Non-cash Transactions (Details)			12 Months Ended
	May 09, 2017 CAD ($)	May 09, 2017 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)
Disclosure Of Supplementary Cash Flow Information [Abstract]
Acquired property, plant and equipment included in trade and other payables			$ 1,316,567	$ 456,774
Intangible assets included in trade and other payables			557,480	453,436
Intangible assets included in long-term payables			$ 841,134	249,714
Liability settlement in shares	$ 858,000	$ 625,000		858,000
Acasti convertible debenture interest paid in shares of subsidiary				$ 56,984